Fair Value Measurements (Details) - Schedule of model for the private placement warrants - $ / shares		6 Months Ended	8 Months Ended	11 Months Ended
	Jul. 24, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of model for the private placement warrants [Line Items]
Risk-free interest rate		0.83%		0.35%
Trading days per year	252 days	252 days	252 days	252 days
Expected volatility		87.60%		17.40%
Exercise price (in Dollars per share)	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Stock Price (in Dollars per share)	$ 10.00	$ 15.58	$ 10.00	$ 10.00
Convertible Promissory Notes [Member]
Fair Value Measurements (Details) - Schedule of model for the private placement warrants [Line Items]
Risk-free interest rate		0.83%
Trading days per year		252 days
Expected volatility		87.60%
Exercise price (in Dollars per share)		$ 11.50
Stock Price (in Dollars per share)		$ 15.58
Probability of transaction		90.00%